Restricted Net Asset Parent Only Financial Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Amounts due from related parties	¥ 1,110,746	$ 171,470	¥ 634,112
Total current assets	8,403,382	1,297,259	11,324,297
Investments and loans to subsidiaries	459,721	70,969	423,301	¥ 216,276	¥ 173,241
Total assets	17,640,282	2,723,190	27,108,450
Current liabilities:
Short-term borrowings	9,124,183	1,408,531	10,112,055
Amounts due to related parties	536,409	82,807	974,501
Other current liabilities and accrued expenses	642,350	99,162	428,992
Total current liabilities	15,660,717	2,417,598	18,076,726
Non-current liabilities:
Total liabilities	22,352,433	3,450,621	25,806,769
Shareholders’ deficit
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued shares: 187,490,478 and 187,490,478 as of December 31, 2014 and 2015, respectively, Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2014 and 2015, respectively	13,791	2,129	13,791
Additional paid-in capital	7,246,760	1,118,707	7,234,810
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2014 and 2015, respectively, at cost	(127,331)	(19,656)	(127,331)
Accumulated other comprehensive income	180,025	27,791	312,110
Accumulated deficit	(13,252,929)	(2,045,900)	(7,650,744)
Total shareholders’ deficit	¥ (5,939,684)	$ (916,929)	¥ (217,364)
Commitments and contingencies
Total liabilities and shareholders’ equity/deficit	¥ 17,640,282	$ 2,723,190	¥ 27,108,450
Yingli Green Energy Parent Company [Member]
Current assets:
Cash	1,145	177	1,900
Amounts due from related parties	2,658,849	410,456	2,609,928
Prepaid expenses and other current assets	174,559	26,947	171,314
Total current assets	2,834,553	437,580	2,783,142
Investments and loans to subsidiaries	0	0	0
Total assets	2,834,553	437,580	2,783,142
Current liabilities:
Short-term borrowings	0	0	212,807
Amounts due to related parties	2,952,404	455,773	2,617,668
Other current liabilities and accrued expenses	95,127	14,685	28,191
Total current liabilities	3,047,531	470,458	2,858,666
Non-current liabilities:
Deficit subsidiaries	5,726,706	884,051	141,840
Total liabilities	8,774,237	1,354,509	3,000,506
Shareholders’ deficit
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued shares: 187,490,478 and 187,490,478 as of December 31, 2014 and 2015, respectively, Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2014 and 2015, respectively	13,791	2,129	13,791
Additional paid-in capital	7,246,760	1,118,707	7,234,810
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2014 and 2015, respectively, at cost	(127,331)	(19,656)	(127,331)
Accumulated other comprehensive income	180,025	27,791	312,110
Accumulated deficit	(13,252,929)	(2,045,900)	(7,650,744)
Total shareholders’ deficit	(5,939,684)	(916,929)	(217,364)
Commitments and contingencies	0	0	0
Total liabilities and shareholders’ equity/deficit	¥ 2,834,553	$ 437,580	¥ 2,783,142